Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Share Capital

As of December 31, 2025 and 2024, the Company’s share capital is composed as follows:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2025		December 31, 2024
Ordinary shares of no-par value	150,000,000	71,758,374	150,000,000	69,144,269